(OUTSIDE FRONT COVER)


                                                          Semi-Annual Report



                                           LIQUIDITY PLUS MONEY MARKET FUND*
                                                               JUNE 30, 1999







                                                         (INSIDE FRONT COVER)



Letter to shareholders


DEAR  SHAREHOLDERS:

                  On the following pages you will find the most recent financial information for The St. Clair Liquidity Plus Fund. I hope you are pleased with the performance and operations of your fund during this year.

                  Our goal with this Fund is to provide shareholders with a competitive money market return consistent with maintaining stability of principal. I am pleased to report that the fund continues to meet its goals. Given the historically low spreads in yields we have chosen to keep the portfolio fairly short in order to position the Fund to capitalize on a broadening out of the market if and when it occurs. As you are no doubt aware, that broadening out occurred early this year, and in fact we have seen one increase by the Federal Reserve in short term rates so far this year. As a result, we have lengthened the average maturity of the Fund from 39 days at June 1998 and at December 1998 to 48 days as of June 30, 1999. In the meantime, the fund continues to provide a competitive yield to investors.

                  If you have any questions, please call the Fund at 1-800-4MUNDER, or call your financial advisor. You may also contact us through our website at http://www.munder.com. Thank you very much for your continued confidence in the Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.


                  Very truly yours,

                  /s/ Lee Munder
                  Lee Munder President






Liquidity Plus Money Market Fund
       Portfolio of Investments, June 30, 1999 (Unaudited)

------------------------------------------------------------------------------------------------------------------------
                                                                                    Rating
     Principal                                                              ----------------------
      Amount                                                                S&P            Moody's                 Value
------------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 10.4%
      $5,000,000     Bank of Nova Scotia
                        4.850% due 08/09/1999**                             A1/A+          P1/Aa3        $     5,000,000
       3,000,000     Barclays Bank Plc
                        5.610% due 06/14/2000                               A1+/AA         P1/Aa2              2,998,900
       3,000,000     Deutsche Bank AG
                        5.150% due 03/17/2000**                             A1+/AA         P1/Aa1              3,000,000
                                                                                                         ---------------

                     TOTAL CERTIFICATE OF DEPOSIT
                      (Cost $10,998,900)                                                                      10,998,900
                                                                                                         ---------------

COMMERCIAL PAPER -- 61.2%
       3,000,000     American Honda Finance Corporation
                        4.920% due 08/10/1999                               A1/A           P1/A2               2,983,600
       4,000,000     Assets Securitization Cooperative Corporation
                        4.940% due 08/16/1999                               A1+/NR         P1/NR               3,974,751
       3,000,000     Beta Finance, Inc.
                        5.170% due 03/03/2000**                             A1+/AAA        P1/NR               2,894,015
       3,000,000     Canadian Wheat Board
                        4.770% due 09/22/1999**                             A1+/AA+        P1/Aa2              2,967,008
       3,000,000     Caterpillar Financial Services
                        4.920% due 09/02/1999**                             A1/A+          P1/A2               2,974,170
       4,000,000     Centric Capital Corporation
                        5.030% due 07/15/1999**                             A1+/NR         P1/NR               3,992,176
       3,000,000     Ciesco L P
                        4.800% due 07/16/1999**                             A1+/AAA        P1/NR               2,994,000
       3,000,000     Corporate Receivables Corporation
                        4.810% due 08/06/1999**                             A1+/NR         P1/NR               2,985,570
       3,000,000     CXC, Inc.
                        4.880% due 07/15/1999**                             A1+/NR         P1/NR               2,994,307
       5,000,000     Enterprise Funding Corporation
                        4.810% due 07/12/1999**                             A1+/NR         P1/NR               4,992,651
       3,000,000     Falcon Asset Securitization
                        4.810% due 07/13/1999**                             A1/NR          P1/NR               2,995,190
       3,000,000     Finova Capital Corporation
                        4.940% due 08/27/1999**, ++                         A2/A-          P2/Baa1             2,976,535
       5,000,000     Ford Motor Credit Company
                        4.790% due 07/09/1999**                             A1/A           P1/A1               4,994,678
       5,000,000     Golden Funding Corporation
                        5.150% due 09/13/1999**, ++                         A1+/NR         NR/NR               4,947,069
       3,000,000     Koch Industries, Inc.
                        5.520% due 07/01/1999                               A1+/AA+        P1/NR               3,000,000
       3,000,000     Moat Funding LLC
                        4.860% due 07/01/1999**, ++                         NR/NR          P1/NR               3,000,000
       3,000,000     Monte Rosa Capital Corporation
                        4.930% due 07/16/1999**                             A1+/NR         P1/NR               2,993,837
       3,000,000     National Rural Utilities Cooperative
                        Finance Corporation
                        4.840% due 08/26/1999**                             A1+/AA-        P1/A1               2,977,413
       3,000,000     Transamerica Finance Corporation
                        4.800% due 07/13/1999**                             A1/A           P1/A2               2,995,200
                                                                                                         ---------------
                     TOTAL COMMERCIAL PAPER
                      (Cost $64,632,170)                                                                      64,632,170
                                                                                                         ---------------
CORPORATE BONDS AND NOTES -- 2.8%
                      (Cost $2,998,169)
       3,000,000     GTE Corporation
                        5.135% due 06/12/2000, +                            A1/A           P1/Baa1             2,998,169
                                                                                                         ---------------
REPURCHASE AGREEMENTS -- 24.3%
      23,671,387     Agreement with Lehman Brothers Holdings Inc., 4.80%
                     dated 06/30/1999, to be repurchased at $23,674,543 on
                     07/01/1999, collateralized by $18,435,000 U.S. Treasury
                     Bond, 8.875%, maturing 02/15/2019
                     (value $24,137,819)                                                                      23,671,387
       2,000,000     Agreement with State Street Bank and Trust Company,
                     4.750% dated 06/30/1999, to be repurchased at $2,000,264
                     on 07/01/1999, collateralized by $1,740,000 U.S. Treasury
                     Bond, 10.75%, maturing 05/15/2003 (value $2,044,500)                                      2,000,000
                                                                                                         ---------------

                     TOTAL REPURCHASE AGREEMENTS
                      (Cost $25,671,387)                                                                      25,671,387
                                                                                                         ---------------

TOTAL INVESTMENTS (Cost $104,300,626*)                                                       98.7%           104,300,626
OTHER ASSETS AND LIABILITIES (Net)                                                            1.3              1,385,664
                                                                                        ---------        ---------------

NET ASSETS                                                                                  100.0%       $   105,686,290
                                                                                        =========        ===============

--------------------
*     Aggregate cost for Federal tax purposes.
**    Rate represents annualized yield at date of purchase.
+     Variable rate.
++ These securities have either a F1 rating by Fitch or a D1 rating by Duff & Phelps, or both and they are defined as eligible securities under Rule 2a-7.

                     See Notes to Financial Statements.




Liquidity Plus Money Market Fund
       Statement of Assets and Liabilities, June 30, 1999 (Unaudited)


ASSETS:
Investments, at value (Cost $ 104,300,626)
    See accompanying schedule:
       Securities..........................................    $ 78,629,239
       Repurchase agreements...............................      25,671,387
                                                               ------------
Total investments..........................................     104,300,626
Receivable for Fund shares sold............................       1,343,385
Interest receivable........................................         100,445
Unamortized organization costs.............................          10,391
Prepaid expenses...........................................          12,347
                                                               ------------
    Total Assets...........................................     105,767,194
                                                               ------------
LIABILITIES:
Distribution and shareholder servicing fees payable........          29,213
Investment advisory fee payable............................          29,201
Administration fee payable.................................           8,985
Custodian fees payable.....................................           8,600
Accrued Directors' fees and expenses.......................             675
Accrued expenses and other payables........................           4,230
                                                               ------------
    Total Liabilities......................................          80,904
                                                               ------------
NET ASSETS.................................................    $105,686,290
                                                               ============
NET ASSETS consist of:
Accumulated net realized loss on investments sold..........            (123)
Par value..................................................         105,686
Paid-in capital in excess of par value.....................     105,580,727
                                                               ------------
    Total Net Assets.......................................    $105,686,290
                                                               ============

NET ASSET VALUE, offering and redemption price per share
    ($105,686,290 / 105,686,413 shares outstanding)........    $       1.00
                                                               ============

                     See Notes to Financial Statements.




Liquidity Plus Money Market Fund
       Statement of Operations, Period Ended June 30, 1999 (Unaudited)


INVESTMENT INCOME:
Interest...........................................      $     2,155,691
                                                         ---------------
    Total investment income........................            2,155,691
                                                         ---------------
EXPENSES:
Legal and audit fees...............................                8,646
Amortization of organizational costs...............                1,594
Investment advisory fee............................              152,270
Distribution and shareholder servicing fees........              152,270
Administration fee.................................               46,285
Transfer agent fee.................................               10,305
Custodian fees.....................................               13,147
Directors' fees and expenses.......................                1,792
Registration and filing fees.......................               10,291
Other..............................................                7,731
                                                         ---------------
    Total Expenses.................................              404,331
                                                         ---------------
NET INVESTMENT INCOME..............................            1,751,360
                                                         ---------------
NET REALIZED (LOSS) ON INVESTMENTS:
Net realized loss from security transactions.......                 (123)
                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS.........................................      $     1,751,237
                                                         ===============

                     See Notes to Financial Statements.





Liquidity Plus Money Market Fund
       Statement of Changes in Net Assets


                                                                 Period
                                                                  Ended                Year
                                                              June 30, 1999            Ended
                                                               (Unaudited)       December 31, 1998
                                                               -----------       -----------------
Net investment income ..................................      $   1,751,360       $   3,068,557
Net realized loss on investments sold ..................               (123)               --
                                                              -------------       -------------
Net increase in net assets resulting from operations ...          1,751,237           3,068,557

Distributions to shareholders from net investment income         (1,751,360)         (3,068,557)
Net increase in net assets from Fund share transactions          28,721,703          20,328,993
                                                              -------------       -------------
Net increase in net assets .............................         28,721,580          20,328,993

NET ASSETS:
Beginning of period ....................................         76,964,710          56,635,717
                                                              -------------       -------------

End of period ..........................................      $ 105,686,290       $  76,964,710
                                                              =============       =============


                     See Notes to Financial Statements.




Liquidity Plus Money Market Fund (a)
       Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                         Period
                                                                         Ended                Year             Period
                                                                         6/30/99              Ended            Ended
                                                                         (Unaudited)          12/31/98         12/31/97
                                                                         -----------          --------         --------
Net asset value, beginning of period............................         $     1.00           $    1.00        $     1.00
                                                                         ----------           ---------        ----------
Income from investment operations:
Net investment income...........................................              0.020               0.050             0.030
                                                                         ----------           ---------        ----------
Total from investment operations................................              0.020               0.050             0.030
                                                                         ----------           ---------        ----------
Less distributions:
Distributions from net investment income........................             (0.020)             (0.050)           (0.030)
                                                                         ----------           ---------        ----------
Total distributions.............................................             (0.020)             (0.050)           (0.030)
                                                                         ----------           ---------        ----------
Net asset value, end of period..................................         $     1.00           $     1.00       $     1.00
                                                                         ==========           ==========       ==========
Total return (b)................................................                2.02%               4.68%            2.59%
                                                                         ===========          ==========       ==========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................         $  105,686           $   76,965       $   56,636
Ratio of operating expenses to average net assets...............               0.93% (c)            0.97%            0.86% (c)
Ratio of net investment income to average net assets............               4.03% (c)           4.58%             4.29% (c)
Ratio of operating expenses to average net assets
     without expenses reimbursed................................               0.93% (c)           0.97%             0.86% (c)

----
(a) Liquidity Plus Money Market Fund commenced operations on June 4, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.

                     See Notes to Financial Statements.




Liquidity Plus Money Market Fund
       Notes To Financial Statements, June 30, 1999 (Unaudited)


1.    Organization and Significant Accounting Policies

     Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     Security Valuation: Securities are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

     Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's Advisor, acting under the guidelines approved by the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses of the Fund. As determined at December 31, 1998, permanent differences resulting from different book and tax accounting for organization costs were reclassified at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.






2.   Investment Advisor, Custodian, and Other Related Party Transactions

     For its advisory services, Munder Capital Management (the "Advisor") is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.35% of the value of its average daily net assets.

     Comerica Bank ("Comerica") owns approximately 88% of the Advisor. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica did not earn any fees for its shareholder services to the Fund for the period ended June 30, 1999.

     Each Director of the Company is paid an aggregate fee, consisting of a $30,000 annual retainer, for services in such capacity plus $2,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, or Comerica received any compensation from the Company.

3.   Distribution and Service Plan

     The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act. Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the Service Organization") who provide shareholder services for the Fund. The service fee also includes payments to be made by the Fund to the Distributor or directly to other service providers for expenditures incurred by the Distributor or other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Fund). The Distributor is also paid a distribution fee at an annual rate of 0.10% of the value of the average daily net assets of the Fund.

     Comerica Securities and LPM Investment Services, Inc. ("LPM") are among the Service Organizations who receive trail commissions from the Distributor. Comerica Securities is a wholly owned subsidiary of Comerica. LPM is an affiliate of the Advisor. For the period ended June 30, 1999, the Distributor paid $19 and $162 to Comerica Securities and LPM, respectively, for shareholder services provided to the Fund.

4.   Common Stock

     At June 30, 1999, two billion shares of $.001 par value common stock were authorized for the Fund.

     Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

     Changes in common stock for the Fund were as follows:

                                                Period Ended     Year Ended
                                                     6/30/99       12/31/98
                                                      Amount         Amount
                                                 -----------    ------------
     Sold.....................................   $85,479,801    $90,654,240
     Issued as reinvestment of dividends......     1,751,296      3,307,082
     Redeemed.................................   (58,509,394)   (73,632,329)
                                                 -----------    ------------
     Net increase.............................   $28,721,703    $20,328,993
                                                 ===========    ===========




5.   Organizational Costs

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

6.   Year 2000

     Like other mutual funds, financial institutions and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. Although there can be no assurances, the Advisor believes that these steps will be sufficient to avoid any adverse impacts on any of the Fund. Similarly, the companies and other issuers in which the Fund invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid an adverse impact on the Fund.






                                                          (INSIDE BACK COVER)


                                                             The Munder Funds

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert
               Lee P. Munder

OFFICERS
               Lee P. Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Gerald L. Seizert, Vice President
               Paul D. Tobias, Vice President
               Therese Hogan, Assistant Secretary

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

TRANSFER AGENT
               First Data Investor Services Group, Inc.
               211 South Gulph Road
               King of Prussia, PA 19406-3101

ADMINISTRATOR & CUSTODIAN
               State Street Bank & Trust Company
               225 Franklin Street
               Boston, MA 02110

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

LEGAL COUNSEL
               Dechert Price & Rhoads
               1775 Eye Street, N.W.
               Washington, D.C. 20006

INDEPENDENT AUDITORS
               Ernst & Young, LLP
               200 Clarendon Street
               Boston, MA  02116





                                          (OUTSIDE BACK COVER)

ANNSTCL1298
F001cstc

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.








                                                        (OUTSIDE FRONT COVER)

                                                                  Semi-Annual
                                                                       Report

                                                                JUNE 30, 1999

                                               THE MUNDER INSTITUTIONAL FUNDS
                                           Institutional S&P 500 Index Equity
                                        Institutional S&P MidCap Index Equity
                                                   Institutional Money Market





                                        "These funds were
                                         created with the special
                                         needs and benefits of
                                         the large institutional
                                         investor in mind."


The Munder Funds
   Letter to shareholders


DEAR FELLOW SHAREHOLDER

                  On the following pages you will find the most recent financial information for The Munder Institutional Funds. I hope you are pleased with the performance and operations of the Funds.

                  These funds were created with the special needs and benefits of the large institutional investor in mind. Each one of these funds is managed in the same manner as their sister retail fund, but because of the institutional shareholder focus, we are able to offer these funds to you with a significantly lower expense ratio. We are pleased that you have chosen The Munder Funds for your investment purchases.

                  If you have any questions, please call the Fund at 1-800-4MUNDER, or call your financial advisor. You may also contact us through our website at http://www.munder.com. Thank you very much for your confidence in Munder Capital Management and the Munder Family of Mutual Funds.




                  Very truly yours

                  /s/ Lee Munder

                  Lee Munder, President





Munder Institutional S&P 500 Index Equity Fund
       Portfolio of Investments, June 30, 1999 (Unaudited)


Shares                                              Value
------                                              -----
COMMON STOCKS -- 98.4%
     Advertising -- 0.2%
      900 Interpublic Group of
            Companies, Inc.                 $      77,963
    1,100 Omnicom Group, Inc.                      88,000
                                            -------------
                                                  165,963
                                            -------------
     Aerospace -- 1.2%
    6,200 Boeing Company                          273,962
      900 General Dynamics Corporation             61,650
    2,600 Lockheed Martin Corporation              96,850
      500 Northrop Grumman Corporation             33,156
    2,300 Raytheon Company, Class B               161,863
    3,223 United Technologies Corporation         231,063
                                             ------------
                                                  858,544
                                            -------------
     Airlines -- 0.3%
    1,200 AMR Corporation +                        81,900
    1,000 Delta Air Lines, Inc.                    57,625
    2,325 Southwest Airlines Company               72,365
      700 US Airways Group, Inc. +                 30,494
                                            -------------
                                                  242,384
                                            -------------
     Apparel -- 0.2%
      600 Fruit Of The Loom, Inc. +                 5,850
      400 Liz Claiborne, Inc.                      14,600
    1,900 NIKE, Inc., Class B                     120,294
      400 Reebok International Ltd. +               7,450
      800 V.F. Corporation                         34,200
                                            -------------
                                                  182,394
                                            -------------
     Automobiles -- 1.0%
    7,700 Ford Motor Company                      434,569
    4,100 General Motors Corporation              270,600
      400 Navistar International Corporation +     20,000
                                            -------------
                                                  725,169
                                            -------------
     Automobile Parts and Equipment -- 0.5%
    1,000 AutoZone, Inc. +                         30,125
      300 Cummins Engine, Inc.                     17,138
    1,157 Dana Corporation                         53,294
      900 Danaher Corporation                      52,312
    3,775 Delphi Automotive Systems
             Corporation                           70,079
    1,200 Genuine Parts Company                    42,000
      600 Johnson Controls, Inc.                   41,587
      300 Pep Boys -- Manny, Moe & Jack             6,488
      400 Snap-On, Inc.                            14,475
      800 TRW, Inc.                                43,900
                                            -------------
                                                  371,398
                                            -------------
     Banks -- 7.4%
    1,200 AmSouth Bancorporation                   27,825
    7,530 Banc One Corporation                    448,506
   11,149 Bank of America Corporation             817,361
    4,800 Bank of New York, Inc.                  176,100
    2,000 BankBoston                              102,250
    2,200 BB&T Corporation                         80,713
    5,400 Chase Manhattan Corporation             467,775
      950 Comerica, Inc.                           56,466
    1,750 Fifth Third Bancorporation              116,484
    6,168 First Union Corporation                 289,896
    4,200 Firstar Corporation                     117,600
    3,600 Fleet Financial Group, Inc.             159,750
    1,430 Huntington Bancshares, Inc.              50,050
    3,000 KeyCorp                                  96,375
    5,350 MBNA Corporation                        163,844
    3,300 Mellon Bank Corporation                 120,037
      900 Mercantile Bancorporation                51,413
    1,200 Morgan (J.P.) & Company, Inc.           168,600
    3,600 Morgan Stanley, Dean Witter,
             Discover and Company                 369,000
    2,200 National City Corporation               144,100
      700 Northern Trust Corporation               67,900
    2,000 PNC Bank Corporation                    115,250
      700 Republic New York Corporation            47,731
    1,200 Southtrust Corporation                   46,050
    1,100 State Street Corporation                 93,913
    1,200 Summit Bancorp                           50,175
    2,200 SunTrust Banks, Inc.                    152,762
    1,600 Synovus Financial Corporation            31,800
    4,600 U.S. Bancorp                            156,400
    1,400 Wachovia Corporation                    119,787
    3,744 Washington Mutual, Inc.                 132,444
   10,500 Wells Fargo & Company                   448,875
                                            -------------
                                                5,487,232
                                            -------------
     Biotechnology -- 0.0%
      300 Pe Corp-PE Biosystems Group              34,425
                                            -------------
     Broadcasting -- 0.9%
    4,500 CBS Corporation                         195,469
    2,200 Clear Channel Communications+           151,663
    4,100 MediaOne Group, Inc. +                  304,937
      400 Meredith Corporation                     13,850
                                            -------------
                                                  665,919
                                            -------------
     Building Materials -- 1.0%
      400 Centex Corporation                       15,025
      600 Crane Company                            18,863
      300 Fleetwood Enterprises                     7,931
    9,400 Home Depot, Inc.                        605,712
      300 Kaufman & Broad Home
             Corporation                            7,463
    2,200 Masco Corporation                        63,525
      400 Pulte Corporation                         9,225
      700 Vulcan Materials Company                 33,780
                                            -------------
                                                  761,524
                                            -------------
     Business Equipment and Supplies -- 2.6%
      800 Avery Dennison Corporation               48,300
    1,100 Ikon Office Solutions                    16,500
   11,500 International Business Machines
             Corporation                        1,486,375
    1,800 Pitney Bowes, Inc.                      115,650
    4,400 Xerox Corporation                       259,875
                                            -------------
                                                1,926,700
                                            -------------
     Business Services -- 1.3%
    6,900 America Online, Inc.                    762,450
    4,862 Cendant Corporation +                    99,671
      500 Deluxe Corporation                       19,469
    1,650 Paychex, Inc.                            52,593
    1,600 PeopleSoft, Inc.                         27,600
                                            -------------
                                                  961,783
                                            -------------
     Chemicals and Plastics -- 2.2%
    1,500 Air Products & Chemicals, Inc.           60,375
    1,500 Dow Chemical Company                    190,312
    7,200 dupont (E.I.) de Nemours &Company       491,850
      500 Eastman Chemical Company                 25,875
      900 Ecolab, Inc.                             39,263
      800 Engelhard Corporation                    18,100
      200 FMC Corporation +                        13,663
      600 Grace (W.R.) & Company +                 11,025
      500 Great Lakes Chemical
             Corporation                           23,031
      800 Hercules, Inc.                           31,450
      532 Kerr-McGee Corporation                   26,700
      600 Mallinckrodt Group, Inc.                 21,825
    2,700 Minnesota Mining &Manufacturing
             Company                              234,731
    4,100 Monsanto Company                        161,694
      400 Nalco Chemical Company                   20,750
    1,100 Praxair, Inc.                            53,831
      400 Raychem Corporation                      14,800
    1,300 Rockwell International
             Corporation                           78,975
    1,495 Rohm & Haas Company                      64,099
      700 Sigma-Aldrich Corporation                24,106
    1,000 Union Carbide Corporation                48,750
                                            -------------
                                                1,655,205
                                            -------------
     Coal -- 0.1%
    1,500 CSX Corporation                          67,969
      200 Eastern Enterprises                       7,950
      500 Fluor Corporation                        20,250
                                            -------------
                                                   96,169
                                            -------------
     Communication Equipment -- 1.5%
    1,300 Cabletron Systems, Inc. +                16,900
    6,200 GTE Corporation                         469,650
      500 Harris Corporation                       19,594
    4,000 Motorola, Inc.                          379,000
    1,200 National Semiconductor
             Corporation +                         30,375
      500 Scientific-Atlanta, Inc.                 18,000
    2,600 Tellabs, Inc. +                         175,662
                                            -------------
                                                1,109,181
                                            -------------
     Computer Hardware, Software or Services -- 10.7%
    2,400 3COM Corporation +                       64,050
      400 Adobe Systems, Inc.                      32,862
      800 Advanced Micro Devices, Inc.+            14,450
    1,000 Apple Computer, Inc. +                   46,312
      400 Autodesk, Inc.                           11,825
    4,000 Automatic Data Processing, Inc.         176,000
    1,500 BMC Software, Inc. +                     81,000
    1,000 Ceridian Corporation +                   32,688
   20,350 Cisco Systems, Inc. +                 1,311,303
   10,845 Compaq Computer Corporation             256,891
    3,450 Computer Associates International,
             Inc.                                 189,750
      900 Computer Sciences Corporation            62,269
    2,300 Compuware Corporation +                  73,169
      400 Data General Corporation +                5,825
   16,100 Dell Computer Corporation +             595,700
    3,300 Electronic Data Systems
          Corporation                             186,656
    1,100 Gateway 2000, Inc. +                     64,900
    6,500 Hewlett Packard Company                 653,250
      800 Honeywell, Inc.                          92,700
   32,500 Microsoft Corporation +               2,931,094
      500 Network Appliance, Inc. +                27,938
    2,300 Novell, Inc. +                           60,950
    9,200 Oracle Corporation +                    341,550
    1,900 Parametric Technology
             Corporation +                         26,363
    1,400 Seagate Technologies, Inc. +             35,875
    1,400 Silicon Graphics, Inc. +                 22,925
    1,600 Solectron Corporation +                 106,700
    4,900 Sun Microsystems, Inc. +                337,487
    1,800 Unisys Corporation +                     70,087
                                            -------------
                                                7,912,569
                                            -------------
     Computer-- Semiconductors-- 2.6%
    2,500 Applied Materials, Inc. +               184,688
    6,400 EMC Corporation +                       352,000
   21,100 Intel Corporation                     1,255,450
      800 LSI Logic Corporation +                  36,900
    1,700 Micron Technology, Inc. +                68,531
                                            -------------
                                                1,897,569
                                            -------------
     Consumer Non-Durables -- 3.6%
    1,600 Corning, Inc.                           112,200
   20,800 General Electric Company              2,350,400
      600 Grainger (W.W.), Inc.                    32,287
    2,400 Lowe's Companies, Inc.                  136,050
                                            -------------
                                                2,630,937
                                            -------------
     Consumer Services -- 0.1%
      700 Block (H & R), Inc.                      35,000
    1,700 Service Corporation International        32,725
                                            -------------
                                                   67,725
                                            -------------
     Consumer Staples -- 0.1%
    1,700 Pioneer Hi-Bred International, Inc.      66,194
                                            -------------
     Containers -- 0.1%
      300 Ball Corporation                         12,675
      800 Crown Cork & Seal Company,
             Inc.                                  22,800
    1,000 Owens-Illinois, Inc. +                   32,688
      606 Sealed Air Corporation +                 39,314
                                            -------------
                                                  107,477
                                            -------------
     Cosmetics -- Toiletry -- 0.2%
      400 Alberto-Culver Company, Class B         $10,650
    1,800 Avon Products, Inc.                      99,900
                                            -------------
                                                  110,550
                                            -------------
     Diversified -- 1.6%
    3,500 Allied Signal Corporation               220,500
    1,200 Fortune Brands, Inc.                     49,650
      800 Loews Corporation                        63,300
    1,100 Textron, Inc.                            90,544
    1,000 Thermo Electron Corporation +            20,062
    5,237 Tyco International Ltd.                 496,206
    3,828 Unilever NV                             267,003
                                            -------------
                                                1,207,265
                                            -------------
     Electrical Equipment -- 0.6%
      700 Cooper Industries, Inc.                  36,400
      300 Foster Wheeler Corporation                4,237
      400 Tektronix, Inc.                          12,075
    2,600 Texas Instruments, Inc.                 377,000
      400 Thomas & Betts Corporation               18,900
                                            -------------
                                                  448,612
                                            -------------
     Electronics -- 0.5%
      500 Eaton Corporation                        46,000
      400 EG & G, Inc.                             14,250
    2,900 Emerson Electric Company                182,337
    1,000 General Instrument Corporation +         42,500
      700 KLA-Tencor Corporation +                 45,413
    1,400 Tandy Corporation                        68,425
                                            -------------
                                                  398,925
                                            -------------
     Energy and Resources -- 0.1%
    1,205 Burlington Resources, Inc.               52,116
                                            -------------

     Entertainment -- 1.5%
      500 Brunswick Corporation                    13,938
   13,100 Disney (Walt) Company                   403,644
      600 Harcourt General Corporation             30,937
    1,300 Hasbro, Inc.                             36,319
      600 King World Productions, Inc.+            20,887
    2,600 Mattel, Inc.                             68,737
    7,600 Time Warner, Inc.                       558,600
                                            -------------
                                                1,133,062
                                            -------------
     Financial Services -- 5.1%
    3,000 American Express Company                390,375
    1,700 American General Corporation            128,138
    4,650 Associates First Capital
             Corporation, Class A                 206,053
      840 Bear Stearns Companies, Inc.             39,270
    1,200 Capital One Financial Corporation        66,825
    2,700 Charles Schwab Corporation              296,662
   21,450 Citigroup, Inc.                       1,018,875
      900 Countrywide Credit Industries            38,475
      600 Dow Jones & Company, Inc.                31,838
    1,000 Equifax, Inc.                            35,688
    6,500 Fannie Mae                              444,437
    4,600 Federal Home Loan Mortgage
             Corporation                          266,800
    2,700 First Data Corporation                  132,131
    1,800 Franklin Resources, Inc.                 73,125
    3,126 Household International, Inc.           148,094
      900 Lehman Brothers Holdings, Inc.           56,025
    2,300 Merrill Lynch & Company, Inc.           183,856
    1,000 Paine Webber Group, Inc.                 46,750
    1,500 Regions Financial Corporation            57,656
    1,200 SLM Holding Corporation                  54,975
      400 Temple-Inland, Inc.                      27,300
      900 Union Planters Corporation               40,219
                                            -------------
                                                3,783,567
                                            -------------
     Food and Beverage -- 4.7%
    2,897 Albertson's, Inc.                       149,377
    3,200 Anheuser-Busch Companies, Inc.          227,000
    3,000 Campbell Soup Company                   139,125
   15,700 Coca-Cola Company                       981,250
    2,700 Coca-Cola Enterprises, Inc.              80,325
    3,300 ConAgra, Inc.                            87,862
      300 Coors (Adolph) Company, Class B          14,850
    2,500 Heinz (H.J.) Company                    125,312
    1,000 Hershey Foods Corporation                59,375
    2,800 Kellogg Company                          92,400
    2,300 Nabisco Group Holdings
             Corporation                           44,994
    9,400 PepsiCo, Inc.                           363,662
   15,300 Philip Morris Companies, Inc.           614,869
      900 Quaker Oats Company                      59,738
    2,100 Ralston-Purina Company                   63,919
    5,700 Sara Lee Corporation                    129,319
    2,500 Seagram Company Ltd.                    125,937
    1,300 UST, Inc.                                38,025
      800 Wrigley (Wm) Jr. Company                 72,000
                                            -------------
                                                3,469,339
                                            -------------
     Food Distribution -- 0.7%
    3,990 Archer-Daniels-Midland
             Company                               61,596
    2,000 Bestfoods                                99,000
    1,000 General Mills, Inc.                      80,375
      300 Great Atlantic & Pacific Tea
             Company, Inc.                         10,144
    5,600 Kroger Company +                        156,450
      800 Supervalu, Inc.                          20,550
    2,100 Sysco Corporation                        62,606
    1,000 Winn Dixie Stores, Inc.                  36,937
                                            -------------
                                                  527,658
                                            -------------
     Glass Products -- 0.1%
      400 Owens Corning Fiberglass
             Corporation                           13,750
    1,200 PPG Industries, Inc.                     70,875
                                            -------------
                                                   84,625
                                            -------------
     Health Care Facilities -- 0.3%
    3,600 Columbia/HCA Healthcare
             Corporation                           82,125
      900 HCR Manor Care, Inc. +                   21,769
    1,100 Humana, Inc. +                           14,231
    2,100 Tenet Healthcare Corporation+            38,981
      500 Wellpoint Health Networks, Inc.,
             Class A +                             42,438
                                            -------------
                                                  199,544
                                            -------------
     Health Care Products -- 3.6%
    9,700 Abbott Laboratories                     441,350
      400 Allergan, Inc.                           44,400
      400 Bausch & Lomb, Inc.                      30,600
    1,700 Becton, Dickinson & Company              51,000
    1,884 McKesson HBOC, Inc.                      60,523
   15,000 Merck & Company, Inc.                 1,110,000
    8,200 Pfizer, Inc.                            899,950
      600 Watson Pharmaceuticals, Inc.+            21,038
                                            -------------
                                                2,658,861
                                            -------------
     Holding Companies -- 0.2%
      950 Providian, LLC                           88,825
    1,600 Public Service Enterprise                65,400
                                            -------------
                                                  154,225
                                            -------------
     Home Appliances -- 0.2%
      600 Black & Decker Corporation               37,875
      600 Maytag Corporation                       41,813
      500 Whirlpool Corporation                    37,000
                                            -------------
                                                  116,688
     Home Furnishings and Housewares -- 0.8%
    8,300 American Home Products
             Corporation                          477,250
      300 Armstrong World                          17,344
    1,888 Newell Rubbermaid, Inc.                  87,792
      200 Springs Industries, Inc.                  8,725
      600 Tupperware Corporation                   15,300
                                            -------------
                                                  606,411
                                            -------------
     Hotels and Restaurants -- 0.8%
      800 Darden Restaurants, Inc.                 17,450
      900 Harrah's Entertainment
             Corporation +                         19,800
    1,700 Hilton Hotels Corporation                24,119
    1,600 Marriott International, Inc.             59,800
    8,600 McDonald's Corporation                  355,287
    1,200 Mirage Resorts, Inc. +                   20,100
    1,000 Tricon Global Restaurants, Inc. +        54,125
      800 Wendy's International, Inc.              22,650
                                            -------------
                                                  573,331
                                            -------------
     Industrial Machinery -- 0.1%
    1,200 AES Corporation +                        69,750
                                            -------------
     Insurance -- 3.3%
    1,000 Aetna Life & Casualty Company            89,437
    1,800 Aflac, Inc.                              86,175
    5,100 Allstate Corporation                    182,962
    7,911 American International Group, Inc.      926,081
    1,500 AON Corporation                          61,875
    1,000 Chubb Corporation                        69,500
    1,400 CIGNA Corporation                       124,600
    1,200 Cincinnati Financial Corporation         45,075
    2,108 Conseco, Inc.                            64,162
    1,600 Hartford Financial Services Group, Inc.  93,300
      700 Jefferson-Pilot Corporation              46,331
    1,400 Lincoln National Corporation             73,238
    1,700 Marsh & McLennan Companies, Inc.        128,350
      700 MBIA, Inc.                               45,325
      600 MGIC Investment Corporation              29,175
      500 Progressive Corporation                  72,500
      900 Provident Cos, Inc.                      36,000
      900 SAFECO Corporation                       39,713
    1,406 St. Paul Companies, Inc.                 44,728
      900 Torchmark, Inc.                          30,713
      800 Transamerica Corporation                 60,000
    1,300 United Healthcare Corporation            81,413
      800 UNUM Corporation                         43,800
                                            -------------
                                                2,474,453
                                            -------------
     Machinery and Heavy Equipment-- 0.5%
    2,400 Caterpillar, Inc.                       144,000
    1,700 Deere & Company                          67,363
    1,500 Dover Corporation                        52,500
    1,100 Ingersoll-Rand Company                   71,087
      600 Parker-Hannifin Corporation              27,450
      700 Stanley Works                            22,531
                                            -------------
                                                  384,931
                                            -------------
     Manufacturing -- 0.5%
    1,600 Alcan Aluminum Ltd.                      51,100
    2,600 Boston Scientific Corporation+          114,237
      200 Briggs & Stratton Corporation            11,550
      500 Brown-Forman Corporation,
             Class B                               32,594
      600 Case Corporation                         28,875
      300 Milacron, Inc.                            5,550
      500 PACCAR, Inc.                             26,687
    1,000 Pall Corporation                         22,188
      400 Reynolds Metals Company                  23,600
    1,200 Sherwin-Williams Company                 33,300
                                            -------------
                                                  349,681
                                            -------------
     Medical Instruments, Services, and Supplies -- 2.3%
      400 Bard (C.R.), Inc.                        19,125
    1,900 Baxter International, Inc.              115,188
      900 Biomet, Inc.                             35,775
    1,848 Cardinal Health, Inc.                   118,503
    2,000 Guidant Corporation                     102,875
    2,700 HEALTHSOUTH Corporation +                40,331
    2,200 IMS Health, Inc.                         68,750
    8,600 Johnson & Johnson Company               842,800
    3,900 Medtronic, Inc.                         303,712
      200 Shared Medical Systems
             Corporation                           13,050
      700 St. Jude Medical, Inc. +                 24,938
                                            -------------
                                                1,685,047
                                            -------------
     Metals and Mining -- 0.5%
    2,400 Alcoa, Inc.                             148,500
    1,400 Allegheny Teldyne, Inc.                  31,675
      300 ASARCO, Inc.                              5,644
    2,600 Barrick Gold Corporation                 50,375
    1,600 Battle Mountain Gold Company              3,900
      700 Cyprus Amax Minerals Company             10,631
    1,000 Freeport McMoRan Copper &Gold,
             Class B                               17,938
    1,600 Homestake Mining Company                 13,100
    1,000 Inco Ltd.                                18,000
    1,200 Newmont Mining Corporation               23,850
      400 Phelps Dodge Corporation                 24,775
    1,700 Placer Dome, Inc.                        20,081
                                            -------------
                                                  368,469
                                            -------------
     Metal Fabricating -- 0.2%
    1,700 Illinois Tool Works, Inc.               139,400
                                            -------------
     Natural Gas -- 0.5%
      600 Columbia Gas System, Inc.                37,612
      600 Consolidated Natural Gas
             Company                               36,450
    2,200 Enron Corporation                       179,850
      400 NICOR, Inc.                              15,225
      300 ONOEK, Inc.                               9,525
    1,652 Sempra Energy                            37,377
      700 Sonat, Inc.                              23,188
                                            -------------
                                                  339,227
                                            -------------
     News and Publishing -- 0.4%
    1,900 Gannett Company, Inc.                   135,612
      500 Knight-Ridder, Inc.                      27,469
    1,200 New York Times Company,
             Class A                               44,175
      500 Times Mirror Company (New),
             Class A                               29,625
      800 Tribune Company                          69,700
                                            -------------
                                                  306,581
                                            -------------
     Oil -- 5.6%
      600 Amerada Hess Corporation                 35,700
      700 Apache Corporation                       27,300
      600 Ashland, Inc.                            24,075
    2,200 Atlantic Richfield Company              183,837
    2,080 Baker Hughes, Inc.                       69,680
    4,400 Chevron Corporation                     418,825
    1,400 Coastal Corporation                      56,000
   15,400 Exxon Corporation                     1,187,725
    3,000 Halliburton Company                     135,750
      900 Louisiana Land & Exploration
             Company                               21,375
      400 McDermott International, Inc.            11,300
    5,200 Mobil Corporation                       514,800
    2,300 Occidental Petroleum Corporation         48,588
    1,800 Phillips Petroleum Company               90,562
   13,600 Royal Dutch Petroleum Company           819,400
      600 Sunoco, Inc.                             18,113
    1,000 Tenneco, Inc.                            23,875
    3,600 Texaco, Inc.                            225,000
    1,700 Union Pacific Corporation                99,131
    1,800 Union Pacific Resources Group            29,363
    1,700 Unocal Corporation                       67,362
    2,000 USX-Marathon Group                       65,125
                                            -------------
                                                4,172,886
                                            -------------
     Oil Equipment and Services-- 0.3%
      400 Helmerich & Payne, Inc.                   9,525
    3,654 Schlumberger Ltd.                       232,714
                                            -------------
                                                  242,239
                                            -------------
     Paper and Forest Products -- 0.9%
      400 Bemis Company, Inc.                      15,900
      400 Boise Cascade Corporation                17,150
      600 Champion International Corporation       28,725
    1,600 Fort James Corporation                   60,600
    1,100 Georgia-Pacific Corporation              52,113
    2,791 International Paper Company             140,945
    3,342 Kimberly-Clark Corporation              190,494
      700 Mead Corporation                         29,225
      300 Potlatch Corporation                     13,181
    1,300 Weyerhaeuser Company                     89,375
      700 Willamette Industries, Inc.              32,244
                                            -------------
                                                  669,952
                                            -------------
     Personal Items -- 2.2%
    2,000 Colgate-Palmolive Company               197,500
    7,100 Gillette Company                        291,100
      700 International Flavors &Fragrances,
             Inc.                                  31,063
      300 Jostens, Inc.                             6,319
    8,500 Procter & Gamble Company                758,625
    5,500 Warner-Lambert Company                  381,562
                                            -------------
                                                1,666,169
                                            -------------
     Petroleum Refining -- 0.2%
    1,000 Anadarko Petroleum Corporation           36,813
      700 Rowan Companies +                        12,906
    2,900 Williams Companies, Inc.                123,431
                                            -------------
                                                  173,150
                                            -------------
     Pharmaceuticals -- 2.8%
      780 ALZA Corporation +                       39,683
   12,600 Bristol-Myers Squibb Company            887,512
    7,000 Lilly (Eli) & Company                   501,375
    3,200 Pharmacia & Upjohn, Inc.                181,800
    9,400 Schering-Plough Corporation             498,200
                                            -------------
                                                2,108,570
                                            -------------
     Photographic Equipment and Supplies -- 0.2%
    2,200 Eastman Kodak Company             $     149,050
      400 Polaroid Corporation                     11,050
                                            -------------
                                                  160,100
                                            -------------
     Printing and Publishing -- 0.2%
      600 American Greetings Corporation,
             Class A                               18,075
    1,000 Donnelley (R.R.) & Sons Company  37,062
    1,000 Dun & Bradstreet Corporation             35,438
    1,300 McGraw-Hill, Inc.                        70,119
      700 Westvaco Corporation                     20,300
                                            -------------
                                                  180,994
                                            -------------
     Railroads -- 0.1%
    2,600 Norfolk Southern Corporation             78,325
                                            -------------
     Recreation -- 0.3%
    4,000 Carnival Corporation, Class A           194,000
                                            -------------
     Research and Development -- 0.3%
    3,400 Amgen, Inc. +                           206,975
                                            -------------
     Retail -- Store -- 4.8%
    1,300 Best Buy Company, Inc. +                 87,750
      700 Circuit City Stores -- Circuit City
             Group                                 65,100
      700 Consolidated Stores Corporation +        18,900
    1,500 Costco Companies, Inc. +                120,094
    2,600 CVS Corporation                         131,950
    3,000 Dayton Hudson Corporation               195,000
      600 Dillard's, Inc.                          21,075
    1,400 Federated Department Stores +            74,112
    5,438 Gap, Inc.                               273,914
    3,100 K-mart Corporation +                     50,956
    1,100 Kohls Corporation +                      84,906
    1,300 Limited, Inc.                            58,988
      300 Long's Drug Stores Company               10,369
    2,100 May Department Stores Company            85,837
    1,000 Nordstrom, Inc.                          33,500
    2,500 Office Depot, Inc. +                     55,156
    1,700 Penney (J.C.) Company, Inc.              82,556
    1,700 Rite Aid Corporation                     41,863
      300 Russell Corporation                       5,850
    3,400 Safeway, Inc. +                         168,300
    2,400 Sears, Roebuck & Company                106,950
    3,000 Staples, Inc. +                          92,812
    2,200 TJX Companies, Inc.                      73,288
    1,700 Toys R Us, Inc. +                        35,169
   28,300 Wal-Mart Stores, Inc.                 1,365,475
    6,400 Walgreen Company                        188,000
                                            -------------
                                                3,527,870
                                            -------------
     Savings and Loan -- 0.1%
      400 Golden West Financial Corporation        39,200
                                            -------------
     Soaps and Detergents -- 0.1%
      804 Clorox Company                           85,877
                                            -------------
     Steel -- 0.1%
    1,000 Bethlehem Steel Corporation +             7,688
      700 Nucor Corporation                        33,206
      600 Timken Company                           11,700
      700 USX-U.S.Steel Group, Inc.                18,900
      800 Worthington Industries, Inc.             13,150
                                            -------------
                                                   84,644
                                            -------------
     Technology -- 0.8%
    7,000 Ameritech Corporation                   514,500
      700 ITT Industries                           26,687
      400 Millipore Corporation                    16,225
                                            -------------
                                                  557,412
                                            -------------
     Telecommunications -- 9.6%
    1,866 ALLTEL Corporation                      133,419
      700 Andrew Corporation +                     13,256
   20,220 AT & T Corporation                    1,128,529
    9,900 Bell Atlantic Corporation               647,212
   12,000 BellSouth Corporation                   562,500
      900 CenturyTel, Inc.                         35,775
    4,800 Comcast Corporation Special,
             Class A                              184,500
    1,100 Frontier Corporation                     64,900
   19,310 Lucent Technologies, Inc.             1,302,218
   11,870 MCI Worldcom, Inc. +                  1,021,562
    1,800 Nextel Communications, Inc. +            90,338
    4,420 Nortel Networks Corporation             383,711
   12,500 SBC Communications                      725,000
    5,500 Sprint Corporation                      290,469
    2,900 Sprint PCS +                            165,663
    3,414 US West, Inc.                           200,572
    4,400 Viacom, Inc., Class B +                 193,600
                                            -------------
                                                7,143,224
                                            -------------
     Tire and Rubber -- 0.1%
      700 Cooper Tire & Rubber Company             16,538
      400 Goodrich (B.F.) Company                  17,000
      900 Goodyear Tire & Rubber
             Company                               52,931
                                            -------------
                                                   86,469
                                            -------------
     Tobacco -- 0.0%
        1 R.J. Reynolds Tobacco Holdings, Inc. +       21
                                            -------------
     Transportation -- 0.4%
    3,200 Burlington Northern Santa Fe             99,200
    2,080 FDX Corporation +                       112,840
      700 Kansas City Southern Industries, Inc.    44,669
      400 Ryder System, Inc.                       10,400
                                            -------------
                                                  267,109
                                            -------------
     Utilities -- 2.0%
      900 Ameren Corporation                       34,538
    1,300 American Electric Power Company, Inc.    48,831
    1,000 Carolina Power & Light Company           42,812
    1,300 Central & Southwest Corporation          30,388
    1,100 Cinergy Corporation                      35,200
      700 CMS Energy Corporation                   29,313
    1,600 Consolidated Edison Company              72,400
    1,000 Constellation Energy Group               29,625
    1,300 Dominion Resources, Inc.                 56,306
    1,000 DTE Energy Company                       40,000
    2,400 Duke Energy Company                     130,500
    2,400 Edison International                     64,200
    1,700 Entergy Corporation                      53,125
    1,572 FirstEnergy Corporation                  48,732
      700 Florida Progress Corporation             28,919
    1,200 FPL Group, Inc.                          65,550
    1,000 GPU, Inc.                                42,187
      400 National Service Industries, Inc.        14,400
      800 New Century Energies, Inc.               31,050
    1,200 Niagara Mohawk Power Corporation +       19,275
    1,200 Northern States Power Company            29,025
    2,000 PacifiCorp                               36,750
    1,200 PECO Energy Company                      50,250
      300 People's Energy Corporation              11,306
    2,400 PG & E Corporation                       78,000
    1,100 PP & L Resources, Inc.                   33,825
    2,000 Reliant Energy, Inc.                     55,250
    4,400 Southern Company                        116,600
    2,000 Texas Utilities Company                  82,500
    1,500 Unicom Corporation                       57,844
                                            -------------
                                                1,468,701
                                            -------------
     Waste Management -- 0.4%
    1,100 Browning-Ferris Industries, Inc.         47,300
    2,300 Laidlaw, Inc., Class B                   16,963
    3,947 Waste Management, Inc.                  212,151
                                            -------------
                                                  276,414
                                            -------------
TOTAL COMMON STOCKS
   (Cost  $52,977,071)                         72,959,080
                                            -------------
U.S. TREASURY BILLS -- 0.1%
   (Cost  $98,679)
 $100,000 5.69% ++ due 10/14/1999           $      98,679
                                            -------------
TOTAL INVESTMENTS
   (Cost  $53,075,750*)             98.5%      73,057,759
OTHER ASSETS AND
LIABILITIES (Net)                    1.5        1,089,680
                                   -----    -------------
NET ASSETS                         100.0%   $  74,147,439
                                   =====    =============

-------------------------------------------------------------
   * Aggregate cost for Federal tax purposes.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.

Number of                                   Unrealized
Contracts                                  Appreciation
---------                                  ------------

FUTURES CONTRACTS - LONG POSITION
4        S&P Index
         September 1999                     $  31,064
                                            =========

                      See Notes to Financial Statements



Munder Institutional S&P MidCap Index Equity Fund
       Portfolio of Investments, June 30, 1999 (Unaudited)


Shares                                              Value
------                                              -----

COMMON STOCKS -- 91.9%
     Aerospace -- 1.2%
      400 Cordant Technologies, Inc.        $      18,075
      400 Gencorp, Inc.                            10,100
      700 Gulfstream Aerospace Corporation +       47,294
      500 Litton Industries, Inc. +                35,875
                                            -------------
                                                  111,344
                                            -------------
     Agricultural Machinery -- 0.1%
      600 Agco Corporation                          6,788
                                            -------------
     Air Travel -- 0.3%
      200 Alaska Air Group, Inc. +                  8,350
      750 COMAIR Holdings, Inc.                    15,609
                                            -------------
                                                   23,959
                                            -------------
     Aluminum -- 0.1%
      100 Maxxam, Inc. +                            6,450
                                            -------------
     Apparel and Textiles -- 2.3%
      308 Albany International Corporation          6,391
      600 Burlington Industries, Inc. +             5,438
    1,100 Cintas Corporation                       73,906
    1,200 Jones Apparel Group, Inc. +              41,175
      600 Mohawk Industries, Inc. +                18,225
      300 Rayonier, Inc.                           14,944
    1,100 Shaw Industries, Inc.                    18,150
      600 Unifi, Inc.                              12,750
      600 Warnaco Group, Inc.                      16,050
      600 Westpoint Stevens, Inc.                  17,887
                                            -------------
                                                  224,916
                                            -------------
     Automobiles -- 0.8%
      500 Federal Signal Corporation               10,594
    1,200 Harley Davidson, Inc.                    65,250
                                            -------------
                                                   75,844
                                            -------------
     Automobile Parts and Equipment -- 1.5%
      300 Arvin Industries, Inc.                   11,362
      200 Borg Warner Automotive, Inc.             11,000
      700 Federal Mogul Corporation                36,400
      700 Lear Corporation +                       34,825
      700 Meritor Automotive, Inc.                 17,850
      300 Modine Manufacturing Company              9,769
      828 Pennzoil-Quaker State Company+           12,420
      300 Superior Industries International, Inc.   8,194
                                            -------------
                                                  141,820
                                            -------------
     Banks -- 4.7%
    1,559 Charter One Financial, Inc.              43,360
      500 City National Corporation                18,719
    1,900 First Security Corporation               51,775
    1,000 First Tennessee National
             Corporation                           38,312
      500 First Virginia Banks, Inc.               24,563
    1,200 Hibernia Corporation                     18,825
    1,000 Marshall & Ilsley Corporation            64,375
      700 Mercantile Bankshares
             Corporation                           24,762
    1,150 North Fork Bancorporation, Inc.          24,509
    1,103 Old Kent Financial Corporation           46,167
      800 Pacific Century Financial
             Corporation                           17,250
      400 Westamerica Bancorporation               14,600
      300 Wilmington Trust Corporation             17,213
      700 Zions Bancorp                            44,450
                                            -------------
                                                  448,880
                                            -------------
     Banking and Financial Services -- 0.8%
      400 CCB Financial Corporation                21,150
    1,100 GreenPoint Financial Corporation         36,094
      500 Keystone Financial, Inc.                 14,781
                                            -------------
                                                   72,025
                                            -------------
     Biotechnology -- 0.2%
      300 Gilead Sciences, Inc. +                  15,675
                                            -------------
     Broadcasting -- 1.8%
    1,200 Belo (A.H.) Corporation                  23,625
      318 Chris Craft Industries, Inc.             14,986
      500 Hispanic Broadcasting
             Corporation +                         37,937
      600 TCA Cable TV, Inc.                       33,300
      900 Univision Communications, Inc.,
             Class A +                             59,400
                                            -------------
                                                  169,248
                                            -------------
     Building Construction -- 0.2%
      500 Harsco Corporation                       16,000
                                            -------------
     Business Services -- 4.7%
      600 Acnielson Corporation +                  18,150
      800 Apollo Group, Inc. +                     21,250
      300 Banta Corporation                         6,300
    1,200 Comdisco, Inc.                           30,750
    1,200 Convergys Corporation +                  23,100
    1,125 Fiserv, Inc. +                           35,227
      400 Gtech Holdings Corporation +              9,425
      300 Information Resources, Inc. +             2,625
      300 Jacobs Engineering Group, Inc. +         11,400
      400 Kelly Services, Inc.                     12,850
      800 Manpower, Inc.                           18,100
    1,100 Modis Professional Services, Inc. +      15,125
    1,000 NCR Corporation +                        48,812
      700 NOVA Corporation +                       17,500
      500 Ogden Corporation                        13,469
      800 Olsten Corporation                        5,050
      900 Robert Half International, Inc. +        23,400
      600 Snyder Communications, Inc. +            19,650
      600 Sothebys Holdings, Inc.                  22,875
    1,100 Stewart Enterprises, Inc.                16,019
    1,100 Sun Guard Data Systems +                 37,950
      500 Sylvan Learning Systems, Inc.+           13,594
    1,000 Viad Corporation                         30,937
                                            -------------
                                                  453,558
                                            -------------
     Chemicals and Plastics -- 2.9%
      600 Albemarle Corporation                    13,875
      700 Cabot Corporation                        16,931
      700 Crompton & Knowles Corporation           13,694
      500 Cytec Industries, Inc. +                 15,937
      200 Dexter Corporation                        8,163
      900 Ethyl Corporation                         5,400
      400 Ferro Corporation                        11,000
      100 Fuller (H.B.) Company                     6,838
      300 Georgia Gulf Corporation                  5,063
      500 Hanna (M.A.) Company                      8,219
      900 IMC Global, Inc.                         15,862
      600 Lubrizol Corporation                     16,350
      200 Minerals Technologies, Inc.              11,162
      100 NCH Corporation                           4,950
      500 Olin Corporation                          6,594
      600 Premark International, Inc.              22,500
    1,000 R.P.M., Inc.                             14,187
      400 Schulman (A.), Inc.                       6,875
    1,100 Solutia, Inc.                            23,444
      900 Sterling Commerce, Inc. +                32,850
      300 Wellman, Inc.                             4,781
      600 Witco Corporation                        12,000
                                            -------------
                                                  276,675
                                            -------------
     Computers and Business Equipment -- 1.5%
      700 Diebold, Inc.                            20,125
    1,400 Quantum Corporation +                    33,775
      400 Sequent Computer Systems, Inc. +          7,100
    1,000 Storage Technology Corporation +         22,750
      900 Symbol Technologies, Inc.                33,187
      500 Tech Data Corporation +                  19,125
      300 Transaction Systems Architects, Inc.,
             Class A +                             11,700
                                            -------------
                                                  147,762
                                            -------------
     Computer Hardware, Software or Services -- 5.6%
      500 Affiliated Computer Services, Inc.,
             Class A +                             25,312
    2,000 Cadence Design Systems, Inc.+            25,500
      600 Cambridge Technology Partners+           10,538
      800 Citrix Systems, Inc. +                   45,200
      600 Electronic Arts +                        32,550
      400 Imation Corporation +                     9,925
    1,400 Informix Corporation +                   11,944
      600 Intuit, Inc. +                           54,075
      700 Keane, Inc. +                            15,837
      400 Legato Systems, Inc. +                   23,100
      700 Mentor Graphics Corporation +             8,969
    1,050 Networks Assocs, Inc. +                  15,422
      400 Policy Management Systems
             Corporation +                         12,000
      900 Rational Software Corporation+           29,644
      900 Siebel Systems, Inc. +                   59,737
      800 Sterling Software, Inc. +                21,350
      300 Structural Dynamics Research
             Corporation +                          5,569
      600 Symantec Corporation +                   15,300
      700 Synopsys, Inc. +                         38,631
      800 VERITAS Software Corporation+            75,950
                                            -------------
                                                  536,553
                                            -------------
     Construction Materials -- 1.1%
      400 Fastenal Company                         20,975
      300 Granite Construction, Inc.                8,794
      500 Martin Marietta Materials, Inc.          29,500
      300 Southdown, Inc.                          19,275
      500 USG Corporation                          28,000
                                            -------------
                                                  106,544
                                            -------------
     Containers & Glass -- 0.1%
      600 Mark IV Industries, Inc.                 12,675
                                            -------------
     Diversified -- 0.4%
      700 American Standard Companies,
             Inc. +                                33,600
                                            -------------
     Domestic Oil -- 0.8%
      500 Murphy Oil Corporation                   24,406
      600 Noble Affiliates, Inc.                   16,913
      900 Ultramar Diamond Shamrock                19,631
      600 Valero Energy Corporation                12,863
                                            -------------
                                                   73,813
                                            -------------
     Drugs and Health Care -- 7.3%
      300 Acuson +                                  5,156
      500 Apria Healthcare Group, Inc.+             8,500
    1,300 Bergen Brunswig Corporation              22,425
    1,600 Biogen, Inc. +                          102,900
      500 Carter Wallace, Inc.                      9,094
      700 Centocor, Inc. +                         32,637
    1,400 Chiron Corporation +                     29,050
      600 Covance, Inc. +                          14,363
      800 Forest Labs, Inc. +                      37,000
      500 General Nutrition Companies, Inc. +      11,656
      143 Genzyme Corporation +                       631
      800 Genzyme Surgical Products +              38,800
    2,049 Health Management Associates+            23,051
      700 ICN Pharmaceuticals, Inc.                22,531
    1,100 Ivax Corporation +                       15,538
      600 Lincare Holdings, Inc. +                 15,000
      600 Medimmune, Inc. +                        40,650
    1,200 Mylan Labs, Inc.                         31,800
      900 Omnicare, Inc.                           11,363
      800 Oxford Health Plans, Inc. +              12,450
      400 PacifiCare Health Systems, Inc. +        28,775
      800 Perrigo Company +                         6,100
    1,133 Quintiles TransNational Corporation +    47,586
      800 Quorum Health Group, Inc. +              10,050
      300 Sepracor, Inc. +                         24,375
    1,000 Stryker Corporation                      60,125
    1,000 Sybron International Corporation +       27,562
      800 Total Renal Care Holdings, Inc. +        12,450
                                            -------------
                                                  701,618
                                            -------------
     Electric Utilities -- 0.2%
    1,300 DPL, Inc.                                23,888
                                            -------------
     Electrical Equipment -- 1.6%
    2,000 American Power Conversion
             Corporation +                         40,250
      300 AMETEK, Inc.                              6,900
    1,000 Arrow Electronics, Inc. +                19,000
    1,000 Atmel Corporation +                      26,188
      600 Dentsply International, Inc.             16,800
      700 Hubbell, Inc.                            31,762
      300 Magnetek, Inc. +                          3,169
      500 Ucar International, Inc. +               12,625
                                            -------------
                                                  156,694
                                            -------------
     Electronics -- 11.2%
    1,300 ADC Telecommunications, Inc.+     $      59,231
    1,800 Altera Corporation +                     66,262
    1,300 Analog Devices, Inc. +                   65,244
      400 Avnet, Inc.                              18,600
      700 Cirrus Logic, Inc. +                      6,213
      900 Cypress Semiconductor
             Corporation +                         14,850
      900 Integrated Device Technology, Inc. +      9,788
      800 Jabil Circuit, Inc. +                    36,100
    1,400 Lexmark International Group, Inc. +      92,487
    1,200 Linear Technology Corporation            80,700
    1,300 Maxim Integrated Products, Inc. +        86,450
      500 Microchip Technology, Inc. +             23,687
    1,200 Molex, Inc.                              44,400
    1,100 Qualcomm, Inc. +                        157,850
      600 Sanmina Corporation +                    45,525
      600 SCI Systems, Inc. +                      28,500
      800 Sensormatic Electronics
             Corporation +                         11,150
      100 Sequa Corporation +                       7,000
      400 Teleflex, Inc.                           17,375
      900 Teradyne, Inc. +                         64,575
      919 Vishay Intertechnology, Inc.             19,294
      800 Vitesse Semiconductor
             Corporation +                         53,950
    1,200 Xilinx, Inc. +                           68,700
                                            -------------
                                                1,077,931
                                            -------------
     Financial Services -- 3.7%
      600 American Financial Group, Inc.           20,438
      625 Associated Banc Corporation              25,937
    1,200 Concord EFS, Inc. +                      50,775
    1,800 E*TRADE Group, Inc. +                    71,887
    1,000 Edwards (A.G.), Inc.                     32,250
      700 Finova Group, Inc.                       36,837
      300 Investment Technology Group, Inc.         9,713
    1,200 Price (T Rowe) & Associates, Inc.        46,050
      400 Provident Financial Group, Inc.          17,500
      900 ReliaStar Financial Corporation          39,375
                                            -------------
                                                  350,762
                                            -------------
     Food and Beverages -- 3.0%
      400 Bob Evans Farms, Inc.                     7,950
      400 Dean Foods Company                       16,625
      600 Dole Food, Inc.                          17,625
      300 Dreyers Grand Ice Cream, Inc.             4,538
      900 Flowers Industries, Inc.                 19,519
      800 Hormel Foods Corporation                 32,200
      900 IBP, Inc.                                21,375
      200 International Multifoods Corporation      4,513
      700 Interstate Bakeries Corporation          15,706
      300 Lance, Inc.                               4,687
      800 Mccormick & Company, Inc.                25,250
      300 Smucker (J.M.) Company                    6,675
      400 Suiza Foods Corporation +                16,750
    1,800 Tyson Foods, Inc.                        40,500
      500 United States Foodservice +              21,312
      600 Universal Foods Corporation              12,675
      400 Vlasic Foods International, Inc. +        2,925
    1,000 Whitman Corporation                      18,000
                                            -------------
                                                  288,825
                                            -------------
     Forest Products -- 0.2%
      900 Georgia Pacific Corporation              22,725
                                            -------------
     Gas and Pipeline Utilities-- 1.9%
      600 AGL Resources, Inc.                      11,063
      800 American Water Works, Inc.               24,600
    1,200 El Paso Energy Corporation               42,225
      266 Indiana Energy, Inc.                      5,669
    1,200 KeySpan Corporation                      31,650
      750 KN Energy, Inc.                          10,031
      800 MCN Corporation Holding
             Company                               16,600
      400 National Fuel Gas Company                19,400
      800 Questar Corporation                      15,300
      400 Washington Gas Light Company             10,400
                                            -------------
                                                  186,938
                                            -------------
     Home Furnishings and Housewares -- 0.1%
      500 Furniture Brands International, Inc. +   13,938
                                            -------------
     Hotels and Restaurants -- 1.4%
      700 Brinker International, Inc. +            19,031
      500 Buffets, Inc. +                           5,750
      600 CBRL Group, Inc.                         10,387
      400 Lone Star Steakhouse & Saloon+            3,888
    1,000 Mandalay Resort Group +                  21,125
      750 Outback Steakhouse, Inc. +               29,484
      300 Papa John's International, Inc. +        13,406
      900 Promus Hotel Corporation +               27,900
      200 Sbarro, Inc.                              5,413
                                            -------------
                                                  136,384
                                            -------------
     Household Appliances and Home Furnishings -- 0.5%
    1,600 Leggett & Platt, Inc.                    44,500
                                            -------------
     Household Products -- 0.8%
      200 Church & Dwight, Inc.                     8,700
    1,000 Dial Corporation                         37,187
      700 Hillenbrand Industries, Inc.             30,275
                                            -------------
                                                   76,162
                                            -------------
     Industrial Machinery -- 1.2%
      700 Airgas, Inc. +                            8,575
      500 Donaldson Company, Inc.                  12,250
      300 Kaydon Corporation                       10,088
      300 Kennametal, Inc.                          9,300
      200 Nordson Corporation                      12,250
      300 SPX Corporation +                        25,050
      300 Stewart & Stevenson Services, Inc.         ,575
      200 Tecumseh Products Company,
             Class A                               12,112
      300 Watts Industries, Inc.                    5,756
      400 York International Corporation           17,125
                                            -------------
                                                  117,081
                                            -------------
     Insurance -- 2.2%
      500 Allmerica Financial Corporation          30,406
      700 Ambac Financial Group, Inc.              39,987
      500 Everest Reinsurance Holdings, Inc.       16,313
    1,200 Foundation Health Systems, Inc. +        18,000
      400 Horace Mann Educators
             Corporation                           10,875
      300 HSB Group, Inc.                          12,356
    1,050 Old Republic International
             Corporation                           18,178
      300 PMI Group, Inc.                          18,844
      600 Protective Life Corporation              19,800
      700 Unitrin, Inc.                            28,700
                                            -------------
                                                  213,459
                                            -------------
     Leisure Time -- 0.3%
      800 Callaway Golf Company                    11,700
      900 International Game Technology            16,650
                                            -------------
                                                   28,350
                                            -------------
     Medical Instruments -- 0.3%
      300 Beckman Coulter, Inc.                    14,587
      700 STERIS Corporation +                     13,563
                                            -------------
                                                   28,150
                                            -------------
     Medical Services -- 1.0%
      800 Beverly Enterprises, Inc. +               6,450
      400 Concentra Managed Care, Inc.+             5,925
      600 First Health Group Corporation +         12,938
      700 PSS World Medical, Inc. +                 7,831
      400 Trigon Healthcare, Inc. +                14,550
      600 VISX, Inc. +                             47,512
                                            -------------
                                                   95,206
                                            -------------
     Metals -- 0.1%
      342 Ryerson Tull, Inc.                        7,716
                                            -------------

     Mining -- 0.0%#
      100 Cleveland Cliffs, Inc.                    3,238
                                            -------------

     Miscellaneous -- 0.2%
      500 Blyth Industries, Inc. +                 17,188
      300 Rollins, Inc.                             4,781
                                            -------------
                                                   21,969
                                            -------------
     Mobile Homes -- 0.1%
    1,199 Clayton Homes, Inc.                      13,714
                                            -------------
     Newspapers -- 0.9%
      500 Lee Enterprises, Inc.                    15,250
      300 Media General, Inc.                      15,300
      100 Washington Post Company                  53,775
                                            -------------
                                                   84,325
                                            -------------
     Office Furnishings and Supplies -- 0.9%
      600 Hon Industries, Inc.                     17,512
      700 Miller Herman, Inc.                      14,700
    1,000 Office Max, Inc. +                       12,000
      800 Reynolds & Reynolds Company              18,650
      300 Standard Register                         9,225
      400 Wallace Computer Series, Inc.            10,000
                                            -------------
                                                   82,087
                                            -------------
     Oil and Gas -- 3.2%
      800 BJ Services Company +                    23,550
    1,100 ENSCO International, Inc.                21,931
      400 Flowserve Corporation                     7,575
    1,500 Global Marine, Inc. +                    23,156
    1,100 Lyondell Petrochemical Company           22,688
    1,100 Nabors Industries, Inc. +                26,881
    1,100 Noble Drilling Corporation +             21,656
    1,288 Ocean Energy, Inc. +                     12,397
    1,000 Pioneer Natural Resources
             Company                               11,000
    1,000 Ranger Oil Ltd. +                         4,938
    1,400 Santa Fe Snyder Corporation +            10,675
      500 Smith International, Inc. +              21,719
    1,300 Tosco Corporation                        33,719
    1,000 Transocean Offshore, Inc.                26,250
      700 Varco International, Inc. +               7,656
      975 Weatherford International, Inc.          35,709
                                            -------------
                                                  311,500
                                            -------------
     Paper -- 1.2%
      400 Bowater, Inc.                            18,900
      200 Chesapeake Corporation                    7,488
      700 Consolidated Papers, Inc.                18,725
      400 Glatfelter (P.H.) Company                 5,850
      500 Longview Fibre Company                    7,812
      400 Pentair, Inc.                            18,300
      800 Sonoco Products Company                  23,950
      600 Wausau Mosinee Paper
             Corporation                           10,800
                                            -------------
                                                  111,825
                                            -------------
     Pollution Control -- 0.3%
    1,500 Allied Waste Industries, Inc.+           29,625
                                            -------------
     Publishing -- 0.9%
      700 Harte-Hanks, Inc.                        18,987
      300 Houghton Mifflin Company                 14,119
    1,000 Readers Digest Association, Inc.,
             Class A (non-voting)                  39,750
      200 Scholastic Corporation +                 10,125
                                            -------------
                                                   82,981
                                            -------------
     Railroads and Equipment -- 0.4%
      400 GATX Corporation                         15,225
      400 Trinity Industries, Inc.                 13,400
      500 Wisconsin Central Transportation
             Corporation +                          9,438
                                            -------------
                                                   38,063
                                            -------------
     Retail -- 4.9%
    1,200 Abercrombie & Fitch Company +            57,600
      700 Barnes & Noble, Inc. +                   19,162
    1,100 Bed Bath & Beyond, Inc. +                42,350
      800 BJs Wholesale Club, Inc. +               24,050
      800 Borders Group, Inc. +                    12,650
      500 Claire S Stores, Inc.                    12,813
      900 CompUSA, Inc. +                           6,694
      600 Dollar Tree Stores, Inc. +               26,400
      200 Enesco Group, Inc.                        4,625
    1,400 Family Dollar Stores, Inc.               33,600
      400 Hannaford Brothers Company               21,400
      600 Heilig-Meyers Company                     4,088
      300 Lands End, Inc. +                        14,550
      400 Micro Warehouse, Inc. +                   7,150
      400 Payless Shoesource, Inc. +               21,400
      500 Ross Stores, Inc.                        25,187
      500 Ruddick Corporation                      10,000
    1,392 Saks, Inc. +                             40,194
    1,400 Starbucks Corporation +                  52,587
      400 Tiffany & Company                        38,600
                                            -------------
                                                  475,100
                                            -------------
     Savings and Loan -- 0.9%
      600 Astoria Financial Corporation            26,362
    1,000 Dime Bancorp, Inc.                       20,125
    1,400 Sovereign Bancorp, Inc.                  16,975
      900 TCF Financial Corporation                25,088
                                            -------------
                                                   88,550
                                            -------------
     Shipbuilding -- 0.1%
      400 Newport News Shipbuilding, Inc.          11,800
                                            -------------
     Steel -- 0.3%
      500 AK Steel Holding Corporation             11,250
      200 Carpenter Technology
             Corporation                            5,712
      300 Oregon Steel Mills, Inc.                  3,994
      200 Precision Castparts Corporation           8,500
                                            -------------
                                                   29,456
                                            -------------
     Telecommunications -- 1.4%
      400 Aliant Communications, Inc.              18,475
    1,100 Cincinnati Bell, Inc.                    27,431
      600 Comverse Technology, Inc. +              45,300
      600 Telephone & Data Systems, Inc.           43,838
                                            -------------
                                                  135,044
                                            -------------
     Tire and Rubber -- 0.4%
      200 Bandag, Inc.                              6,938
      300 Carlisle Companies, Inc.                 14,437
      400 Lancaster Colony Corporation             13,800
                                            -------------
                                                   35,175
                                            -------------
     Tobacco -- 0.4%
    1,000 R.J. Reynolds Tobacco Holdings,
             Inc. +                                31,500
      400 Universal Corporation                    11,375
                                            -------------
                                                   42,875
                                            -------------
     Trucking and Freight Forwarding-- 1.1%
      600 Airbourne Freight Corporation            16,613
      500 Alexander & Baldwin, Inc.                11,125
      300 Arnold Industries, Inc.                   4,631
      500 CNF Transportation, Inc.                 19,187
      400 Hunt (J.B.) Transport Services, Inc.      6,500
      400 Overseas Shipholding Group, Inc.          5,150
      400 Pittston Brinks Group                    10,700
      600 Swift Transportation Co., Inc. +         13,200
      600 Tidewater, Inc.                          18,300
                                            -------------
                                                  105,406
                                            -------------
     Utilities -- 6.2%
    1,200 Allegheny Energy, Inc.                   38,475
      800 Alliant Energy Corporation               22,700
      150 Black Hills Corporation                   3,469
      200 Cleco Corporation                         6,075
      300 CMP Group, Inc.                           7,856
      875 Conectiv, Inc.                           21,383
    1,000 Energy East Corporation                  26,000
      300 Hawaiian Electric Industries, Inc.       10,650
      400 Idacorp, Inc.                            12,600
      700 Illinova Corporation                     19,075
      700 IPALCO Enterprises                       14,831
      600 Kansas City Power & Light Company        15,300
    1,000 LG & E Energy Corporation                21,000
      700 Midamerica Energy Holdings Company       24,238
      600 Minnesota Power & Light Company          11,925
      600 Montana Power Company                    42,300
      500 Nevada Power Company                     12,500
      700 New England Electric Systems             35,087
    1,000 NiSource, Inc.                           25,812
    1,000 Northeast Utilities +                    17,688
      800 OGE Energy Corporation                   19,000
      900 Pinnacle West Capital Corporation        36,225
      900 Potomac Electric Power Company           26,494
      400 Public Service Company Nm                 7,950
      900 Puget Sound Energy, Inc.                 21,600
      800 Scana Corporation                        18,700
    1,300 Teco Energy, Inc.                        29,575
      750 Utilicorp United, Inc.                   18,234
    1,100 Wisconsin Energy Corporation             27,569
                                            -------------
                                                  594,311
                                            -------------
TOTAL COMMON STOCKS
   (Cost  $8,521,947)                       $   8,821,500
                                            -------------
U.S. TREASURY BILLS -- 1.0%
   (Cost  $98,679)
  100,000 4.58% ++, due 10/14/99 **                98,679
                                            -------------
Principal
Amount                                              Value
---------                                           -----
REPURCHASE AGREEMENT -- 5.2%
    (Cost  $504,000)
 $504,000 Agreement with State Street
          Bank and Trust Company,
          4.750% dated 06/30/1999,
          to be repurchased
          $504,067 on 07/01/1999,
          collateralized by
          $505,000 U.S. Treasury
          Note, 6.25% maturing
          04/30/2001 (value $515,100)       $     504,000

OTHER INVESTMENTS***
   (Cost $1,965,051)                20.5%       1,965,051
                                            -------------
TOTAL INVESTMENTS
   (Cost  $11,089,677*)            118.6%      11,389,230
OTHER ASSETS AND
LIABILITIES (Net)                  (18.6)      (1,788,854)
                                   -----    -------------
NET ASSETS                         100.0%   $   9,600,376
                                   =====    =============

---------------------------------------------------------------------------
   * Aggregate cost for Federal tax purposes.
  ** Securities pledged as collateral for futures contracts.
 *** s of June 30, 1999, the market value of the securities on loan is $1,907,182. Collateral received for securities loaned of $1,965,051 is invested in State Street Navigator Securities Trust-Prime Portfolio.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.

Number of                                   Unrealized
Contracts                                  Appreciation
---------                                  ------------
FUTURES CONTRACTS - LONG POSITION
3        S&P 400 Index
           September 1999                   $  21,195
                                            =========

                      See Notes to Financial Statements



Munder Institutional Money Market Fund
       Portfolio of Investments, June 30, 1999 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                                    Rating
     Principal                                                             -----------------------
      Amount                                                               S&P             Moody's             Value
--------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 17.3%
      $5,000,000     Barclays Bank Plc
                        5.610% due 06/14/2000                               A-1+/AA        P1/Aa2        $  4,998,167
       5,000,000     Deutsche Bank AG
                        5.150% due 03/17/2000**                             A1+/AA         P1/Aa1           5,000,000
       5,000,000     Rabobank Nederland
                        5.350% due 05/22/2000**                             A1+/AAA        P1/Aaa           5,000,000
       5,000,000     Societe Generale
                        5.300% due 03/03/2000**                             A1+/AA-        P1/Aa3           5,000,000
                                                                                                         ------------

TOTAL CERTIFICATE OF DEPOSIT
      (Cost $19,998,167)                                                                                   19,998,167
                                                                                                         ------------

COMMERCIAL PAPER -- 47.2%
       5,000,000     AIG Funding, Inc.
                        5.250% due 07/07/1999                               A1+/AAA        P1/Aaa           4,995,625
       5,000,000     Corporate Receivables Corporation
                        4.810% due 08/06/1999**                             A1+/NR         P1/NR            4,975,950
       5,000,000     Enterprise Funding Corporation
                        5.530% due 07/01/1999                               A1+/NR         P1/NR            5,000,000
       5,000,000     First Chicago Financial Corporation
                        4.900% due 09/10/1999**                             A1/NR          P1/NR            4,951,681
       5,000,000     Golden Funding Corporation
                        5.150% due 09/13/1999**, +++                        A1+/NR         P1/NR            4,947,069
       5,000,000     Hertz Corporation
                        4.830% due 07/19/1999**, +++                        A2/BBB+        P1/A3            4,987,925
       5,000,000     International Lease Finance Corporation
                        4.920% due 02/07/2000**                             A1+/A+         P1/A1            4,848,983
       5,000,000     Koch Industries, Inc.
                        5.520% due 07/01/1999**                             A1+/AA+        P1/NR            5,000,000
       5,000,000     Moat Funding LLC
                        5.750% due 07/01/1999**, +++                        NR/NR          P1/NR            5,000,000
       5,000,000     New Center Asset Trust
                        5.500% due 07/01/1999**                             A1+/NR         P1/NR            5,000,000
       5,000,000     UBS Finance Delaware, Inc.
                        4.880% due 08/09/1999**                             A-1+/AA+       P1/Aa1           4,973,567
                                                                                                         ------------
TOTAL COMMERCIAL PAPER
      (Cost $54,680,800)                                                                                   54,680,800
                                                                                                         ------------
CORPORATE NOTES -- 8.6%
       5,000,000     Fleet National Bank
                        5.070% due 03/15/2000**, ++                         A1/A+          P1/A1            4,998,620
       5,000,000     GTE Corporation
                        5.135% due 06/12/2000                               A1/A           P1/Baa1          4,996,948
                                                                                                         ------------
TOTAL CORPORATE NOTES
      (Cost $9,995,568)                                                                                     9,995,568
                                                                                                         ------------
REPURCHASE AGREEMENTS -- 26.0%
$5,048,249        Agreement with Lehman Brothers, 4.800%
                  dated 06/30/1999, to be repurchased at
                  $5,048,923 on 07/01/1999,collateralized
                  by $3,935,000 U.S. Treasury Bond, 8.875%,
                  maturing 02/15/2019 (value $5,152,282)                                                $   5,048,249
25,000,000        Agreement with Salomon Brothers, 5.100% dated
                  06/30/1999, to be repurchased at $25,003,542 on
                  07/01/1999.***                                                                           25,000,000
                                                                                                        -------------
TOTAL REPURCHASE AGREEMENTS
      (Cost $30,048,249)                                                                                   30,048,249
                                                                                                        -------------
TOTAL INVESTMENTS (Cost $114,722,784*)                                                       99.1%        114,722,784
OTHER ASSETS AND LIABILITIES (Net)                                                            0.9           1,029,588
                                                                                        ---------       -------------
NET ASSETS                                                                                  100.0%      $115,752,372
                                                                                        =========       ============

--------------------
  *    Aggregate cost for Federal tax purposes.
  **   Rate represents annualized yield at date of purchase.
  *** Collateralized by: $2,862,000 Yorkshire Bldg. Society, maturing 08/19/1999 (value $2,840,359), $7,963,000 Glaxo Wellcome Inc., maturing 09/15/1999 (value $7,870,596), $6,039,000 Equipment Funding, maturing 07/06/1999 (value $6,015,146), $8,800,000 Bavaria Universal
       Funding, maturing 07/19/1999 (value $8,774,622).
  ++ Variable rate security. The interest rate shown reflects the rate currently in effect.
  +++ These securities have either a F1 rating by Fitch or a D1 rating by Duff and Phelps, or both, thus are defined as being eligible securities under Rule 2a7.

                      See Notes to Financial Statements



Munder Institutional Funds
       Statements of Assets and Liabilities, June 30, 1999 (Unaudited)

                                                                     Munder              Munder
                                                                  Institutional       Institutional          Munder
                                                                     S&P 500           S&P MidCap         Institutional
                                                                  Index Equity        Index Equity        Money Market
                                                                      Fund                Fund                Fund
                                                                 ---------------     ---------------     ---------------
ASSETS:
Investments, at value See accompanying schedule:
    Securities............................................       $    73,057,759     $    10,885,230     $    84,674,535
    Repurchase Agreement..................................                     -             504,000          30,048,249
                                                                 ---------------     ---------------     ---------------
Total Investments.........................................            73,057,759          11,389,230         114,722,784
Cash......................................................               666,930                 445                   -
Receivable for investment securities sold.................               418,343             180,151                   -
Receivable for Fund shares sold...........................                 2,557                   -           1,264,631
Variation margin..........................................                25,000               2,100                   -
Dividends receivable......................................                65,429               5,110                   -
Interest receivable.......................................                     -                  67             238,076
Receivable from investment advisor........................                27,952              11,565              40,975
Unamortized organization costs............................                25,374               5,485                   -
Prepaid expenses and other assets.........................                 5,297               2,894               8,443
                                                                 ---------------     ---------------     ---------------
    Total Assets..........................................            74,294,641          11,597,047         116,274,909
                                                                 ---------------     ---------------     ---------------
LIABILITIES:
Dividends Payable.........................................                     -                   -             458,508
Custodian fees payable....................................                13,729               4,077               3,376
Payable for investment securities purchased...............               119,590              25,151                   -
Payable upon return of securities loaned..................                     -           1,965,051                   -
Investment advisory fee payable...........................                     -                   -              18,422
Administration fee payable................................                   839                 108               1,708
Transfer agent fee payable................................                     -                   -               2,988
Accrued Director's fees and expenses......................                   271                 142                 727
Accrued expenses and other payables.......................                12,773               2,142              36,808
                                                                 ---------------     ---------------     ---------------
    Total Liabilities.....................................               147,202           1,996,671             522,537
                                                                 ---------------     ---------------     ---------------
NET ASSETS................................................       $    74,147,439     $     9,600,376     $   115,752,372
                                                                 ===============     ===============     ===============
Investments at cost.......................................       $    53,075,750     $    11,089,677     $   114,722,784
                                                                 ===============     ===============     ===============
NET ASSETS consist of:
Undistributed net investment income.......................                14,981               1,445                   -
Accumulated net realized gain on investments sold
    and futures contracts.................................             2,619,853           1,366,101                   -
Net unrealized appreciation of investments and
    futures contracts.....................................            20,013,073             320,748                   -
Par value.................................................                 5,320                 816             115,752
Paid-in capital in excess of par value....................            51,494,212           7,911,266         115,636,620
                                                                 ---------------     ---------------     ---------------
    Total Net Assets......................................       $    74,147,439     $     9,600,376     $   115,752,372
                                                                 ===============     ===============     ===============

SHARES OUTSTANDING........................................             5,320,917             815,560         115,752,372
                                                                 ===============     ===============     ===============
NET ASSET VALUE, offering and redemption price
    per share.............................................       $         13.94     $        11.77      $          1.00
                                                                 ===============     ===============     ===============

                      See Notes to Financial Statements




Munder Institutional Funds
       Statements of Operations, Periods Ended June 30, 1999 (Unaudited)

                                                                     Munder              Munder
                                                                  Institutional       Institutional         Munder
                                                                     S&P 500           S&P MidCap        Institutional
                                                                  Index Equity        Index Equity       Money Market
                                                                      Fund                Fund                Fund
                                                                 ---------------     ---------------     ---------------
INVESTMENT INCOME:
Interest..................................................       $        23,689     $        31,997     $     2,309,493
Dividends (a).............................................               478,063              53,230                   -
Other.....................................................                     -               2,736                   -
                                                                 ---------------     ---------------     ---------------
    Total investment income...............................               501,752              87,963           2,309,493
                                                                 ---------------     ---------------     ---------------
EXPENSES:
Legal and audit fees......................................                 8,000                 743               5,511
Amortization of organizational costs......................                 4,887                 475                   -
Investment advisory fee...................................                25,654               7,610              92,286
Administration fee........................................                 6,132                 836               7,716
Transfer agent fee........................................                11,727               1,641               9,422
Custodian fees............................................                47,282              29,525              14,616
Registration and filing fees..............................                 2,463                 904              34,733
Directors' fees and expenses..............................                 1,411                 253               1,592
Other.....................................................                 9,355               2,565               3,492
                                                                 ---------------     ---------------     ---------------
    Total Expenses........................................               116,911              44,552             169,368
Fees waived and expenses reimbursed by investment advisor.               (83,928)            (35,556)            (76,414)
                                                                 ---------------     ---------------     ---------------
    Net Expenses..........................................                32,983               8,996              92,954
                                                                 ---------------     ---------------     ---------------
NET INVESTMENT INCOME.....................................               468,769              78,967           2,216,539
                                                                 ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain from:
    Security transactions.................................             2,208,325             438,440                   -
    Futures contracts.....................................               109,090             198,890                   -
Net change in unrealized appreciation/(depreciation) of:
    Securities............................................             5,789,248             106,966                   -
    Futures contracts.....................................                31,052            (112,525)                  -
                                                                 ---------------     ---------------     ---------------
Net realized and unrealized gain on investments...........             8,137,715             631,771                   -
                                                                 ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS................................................       $     8,606,484     $       710,738     $     2,216,539
                                                                 ===============     ===============     ===============

--------------------
(a) Net of foreign withholding taxes of $5,225 and $54 for the Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P MidCap Index Equity Fund, respectively.

                      See Notes to Financial Statements





Munder Institutional Funds
       Statements of Changes in Net Assets, Periods Ended June 30, 1999
                        (Unaudited)

                                                                      Munder             Munder
                                                                   Institutional      Institutional         Munder
                                                                      S&P 500          S&P MidCap       Institutional
                                                                   Index Equity       Index Equity       Money Market
                                                                       Fund               Fund              Fund (a)
                                                                 ---------------     ---------------     -------------
Net investment income.....................................       $       468,769     $        78,967     $   2,216,539
Net realized gain on investments sold.....................             2,317,415             637,330                 -
Net change in unrealized appreciation/(depreciation) of
    investments...........................................             5,820,300              (5,559)                -
                                                                 ---------------     ---------------     -------------
Net increase in net assets resulting from operations......             8,606,484             710,738         2,216,539

Distributions to shareholders from net investment income..              (455,922)            (77,522)       (2,216,539)
Net increase/(decrease) in net assets from Fund share
    transactions..........................................            (3,034,952)         (1,885,903)      115,752,372
                                                                 ---------------     ---------------     -------------
Net increase/(decrease) in net assets.....................             5,115,610          (1,252,687)      115,752,372

NET ASSETS:
Beginning of period.......................................            69,031,829          10,853,063                 -
                                                                 ---------------     ---------------     -------------

End of period.............................................       $    74,147,439     $     9,600,376     $ 115,752,372
                                                                 ===============     ===============     =============

Undistributed net investment income.......................       $        14,981     $         1,445     $           -
                                                                 ===============     ===============     =============

--------------------
(a) The Munder Institutional Money Market Fund commenced operations on January 4, 1999.

                      See Notes to Financial Statements





Munder Institutional Funds
       Statements of Changes in Net Assets, Year Ended December 31, 1998
                        (Unaudited)

                                                                                     Munder                  Munder
                                                                                  Institutional            Institutional
                                                                                     S&P 500                S&P MidCap
                                                                                  Index Equity             Index Equity
                                                                                      Fund                   Fund (a)
                                                                                 --------------          ---------------
Net investment income......................................................      $      895,594          $       103,073
Net realized loss on investments sold......................................           1,102,861                  988,362
Net change in unrealized appreciation of investments ......................          13,853,342                  326,307
                                                                                 --------------          ---------------
Net increase in net assets resulting from operations.......................          15,851,797                1,417,742

Distributions to shareholders from net investment income...................           (895,2147)                (105,127)
Distributions to shareholders from net realized gains......................            (765,695)                (258,159)
Net increase/(decrease) in net assets from Fund share transactions.........          (9,158,032)               9,798,607
                                                                                  -------------          ---------------
Net increase in net assets.................................................           5,032,853               10,853,063

NET ASSETS:
Beginning of year..........................................................          63,998,976                        -
                                                                                  -------------          ---------------

End of year................................................................       $  69,031,829          $    10,853,063
                                                                                  =============          ===============

Undistributed net investment income........................................       $       2,136          $             -
                                                                                  =============          ===============

--------------------
(a) The Munder Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.





Munder Institutional S&P 500 Index Equity Fund (a)
       Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                            Period
                                                                            Ended             Year            Period
                                                                            6/30/99           Ended           Ended
                                                                            (Unaudited)       12/31/98        12/31/97
                                                                            -----------       --------        --------
Net asset value, beginning of period..............................          $   12.49         $  10.00        $   10.00
                                                                            ---------         --------        ---------
Income from investment operations:
Net investment income.............................................               0.09             0.17             0.04
Net realized and unrealized gain on investments...................               1.44             2.63             0.00 (d)
                                                                            ---------         --------        ---------
Total from investment operations..................................               1.53             2.80             0.04
                                                                            ---------         --------        ---------
Less distributions:
Distributions from net investment income..........................              (0.08)           (0.17)           (0.04)
Distributions from net realized gains.............................                 -             (0.14)              -
                                                                            ---------         --------        ---------
Total distributions...............................................              (0.08)           (0.31)           (0.04)
                                                                            ---------         --------        ---------
Net asset value, end of period....................................          $   13.94         $  12.49        $   10.00
                                                                            =========         ========        =========
Total return (b)..................................................              12.31%            28.22%           0.39%
                                                                            =========         =========       =========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............................          $  74,147         $  69,032       $  63,999
Ratio of operating expenses to average net assets.................               0.09% (c)         0.09%           0.09%(c)
Ratio of net investment income to average net assets..............               1.28% (c)         1.44%           1.76%(c)
Ratio of operating expenses to average net assets
   without expenses reimbursed....................................               0.32% (c)         0.32%           0.61%(c)
Portfolio turnover................................................                  8%                6%              0%

----
(a) Munder Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997.

(b) Total return represents aggregate total return for the period indicated.

(c)  Annualized.

(d) The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.





Munder Institutional S&P MidCap Index Equity Fund (a)
       Financial Highlights, For a Share Outstanding Throughout Each Period


                                                                Period
                                                                Ended               Period
                                                                6/30/99             Ended
                                                                (Unaudited)         12/31/98
                                                                -----------         --------
Net asset value, beginning of period.....................        $  11.08            $   10.00
                                                                 --------            ---------
Income from investment operations:
Net investment income....................................            0.09                 0.11
Net realized and unrealized gain on investments..........            0.69                 1.34
                                                                 --------            ---------
Total from investment operations.........................            0.78                 1.45
                                                                 --------            ---------
Less distributions:
Distributions from net investment income.................           (0.09)               (0.11)
Distributions from net realized gains....................               -                (0.26)
                                                                 --------            ---------
Total distributions......................................           (0.09)               (0.37)
                                                                 --------            ---------
Net asset value, end of period...........................        $  11.77            $   11.08
                                                                 ========            =========
Total return (b).........................................           17.47%               15.04%
                                                                 ========            =========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................        $  9,600            $  10,853
Ratio of operating expenses to average net assets........            0.18% (c)            0.18%(c)
Ratio of net investment income to average net assets.....            1.58% (c)            1.20%(c)
Ratio of operating expenses to average net assets
   without expenses reimbursed...........................            0.89% (c)            0.88%(c)
Portfolio turnover.......................................              11%                  37%

--------------------
(a) Munder Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.




Munder Institutional Money Market Fund (a)
       Financial Highlights, For a Share Outstanding Throughout The Period

                                                             Period
                                                             Ended
                                                             6/30/99
                                                             (Unaudited)
                                                             -----------

Net asset value, beginning of period.....................    $    1.00
                                                             ---------
Income from investment operations:
Net investment income....................................        0.023
                                                             ---------
Total from investment operations.........................        0.023
                                                             ---------
Less distributions:
Distributions from net investment income.................       (0.023)
                                                             ---------
Total distributions......................................       (0.023)
                                                             ---------
Net asset value, end of period...........................    $    1.00
                                                             =========
Total return (b).........................................         2.35%
                                                             =========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................    $ 115,752
Ratio of operating expenses to average net assets........         0.20% (c)
Ratio of net investment income to average net assets.....         4.69% (c)
Ratio of operating expenses to average net assets
     without expenses reimbursed.........................         0.36% (c)

--------------------
(a) Munder Institutional Money Market Fund commenced operations on January 4, 1999.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

                      See Notes to Financial Statements





The Munder Institutional Funds
         Notes To Financial Statements, June 30, 1999 (Unaudited)


1.   Organization and Significant Accounting Policies

     The Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Index Equity Fund and the Munder Institutional Money Market Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by Munder Capital Management (the "Advisor"), and under certain circumstances by a pricing committee, under the guidelines approved by supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Debt securities held by the Munder Institutional Money Market Fund are also valued on an amortized cost basis, which approximates current market value. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Munder Institutional Money Market Fund is performed pursuant to procedures established by the Board of Directors. The Munder Institutional Money Market Fund seeks to maintain a net asset value per share of $1.00.

     Futures Contracts: The Munder Institutional S&P 500 Index Equity Fund, and the Munder Institutional S&P MidCap Index Equity Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/ (depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Repurchase Agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Advisor, acting under the guidelines approved by the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. This income is reflected as other income in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Funds are allocated to each Fund based on relative net assets of each Fund.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Fund. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

     As determined at December 31, 1998, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2.   Investment Advisor, Custodian and Other Related Party Transactions

     For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                           Fees on Average
                                                          Daily Net Assets
                                                          ----------------
     Munder Institutional S&P 500 Index Equity Fund.....        0.07%
     Munder Institutional S&P MidCap Index Equity Fund..        0.15%
     Munder Institutional Money Market Fund.............        0.20%

     The Advisor voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the period ended June 30, 1999, as follows:

                                                            Fees Waived     Expenses Reimbursed
                                                            -----------     -------------------
     Munder Institutional S&P 500 Index Equity Fund......      $ 25,654                $ 58,274
     Munder Institutional S&P MidCap Index Equity Fund...         7,611                  27,945
     Munder Institutional Money Market Fund..............             -                  76,414

     Comerica Bank ("Comerica") owns approximately 88% of the Advisor. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $8,779 for its shareholder services to the Funds for the period ended June 30, 1999.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $30,000 annual retainer, for services in such capacity plus $2,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meeting. No officer, director or employee of the Advisor or Comerica received any compensation from the Company.

3.   Securities Transactions

     For the period ended June 30, 1999, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                           Purchases        Sales
                                                           ---------        -----
     Munder Institutional S&P 500 Index Equity Fund.....  $5,997,609   $9,108,066
     Munder Institutional S&P MidCap Index Equity Fund..     967,797    1,701,811

     At June 30, 1999, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                              Tax Basis        Tax Basis
                                                             Unrealized       Unrealized
                                                           Appreciation     Depreciation
                                                           ------------     ------------
     Munder Institutional S&P 500 Index Equity Fund......   $21,944,538       $1,962,529
     Munder Institutional S&P MidCap Index Equity Fund...     1,464,225        1,164,672

4.   Common Stock

     At June 30, 1999, fifty million shares of $0.001 par value common stock were authorized for the Funds. Changes in common stock were as follows:

Munder Institutional S&P 500 Index Equity Fund

                                           Period Ended                  Year Ended
                                              6/30/99                     12/31/98
                                       -----------------------    --------------------------
                                        Shares        Amount        Shares         Amount
                                        ------        ------        ------         ------
Sold ..............................    289,848    $  3,674,251       143,105    $  1,661,162
Issued as reinvestment of dividends       --              --            --              --
Redeemed ..........................   (496,452)     (6,709,203)   (1,015,429)    (10,819,194)
                                      --------    ------------    ----------    ------------
Net increase ......................   (206,604)   $ (3,034,952)     (872,324)   $ (9,158,032)
                                      ========    ============    ==========    ============





Munder Institutional S&P MidCap Index Equity Fund


                                             Period Ended                 Year Ended
                                               6/30/99                     12/31/98
                                       -----------------------    ------------------------
                                        Shares        Amount       Shares         Amount
                                        ------        ------       ------         ------
Sold ..............................     10,361    $    114,097    1,009,196    $ 10,110,510
Issued as reinvestment of dividends       --              --          1,026           9,981
Redeemed ..........................   (174,368)     (2,000,000)     (30,655)       (321,884)
                                      --------    ------------    ---------    ------------
Net increase ......................   (164,007)   $ (1,885,903)     979,567    $  9,798,607
                                      ========    ============    =========    ============

Munder Institutional Money Market Fund

     Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

                                       Period Ended
                                         6/30/99
                                      -------------
                                          Amount
                                          ------
Sold ..............................   $ 165,975,217
Issued as reinvestment of dividends            --
Redeemed ..........................     (50,222,845)
                                      -------------
Net increase ......................   $ 115,752,372
                                      =============

5.   Organization Costs

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

6.   Year 2000

     Like other mutual funds, financial institutions and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by the Advisor and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by a Fund's other, major service providers. Although there can be no assurances, the Advisor believes that these steps will be sufficient to avoid any adverse impacts on any of the Funds. Similarly, the companies and other issuers in which a Fund invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid an adverse impact on a Fund.







                                                          (INSIDE BACK COVER)


                                                             The Munder Funds

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert
               Lee P. Munder

OFFICERS
               Lee P. Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Gerald L. Seizert, Vice President
               Paul D. Tobias, Vice President
               Therese Hogan, Assistant Secretary

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

TRANSFER AGENT
               First Data Investor Services Group, Inc.
               211 South Gulph Road
               King of Prussia, PA 19406-3101

ADMINISTRATOR & CUSTODIAN
               State Street Bank & Trust Company
               225 Franklin Street
               Boston, MA 02110

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

LEGAL COUNSEL
               Dechert Price & Rhoads
               1775 Eye Street, N.W.
               Washington, D.C. 20006

INDEPENDENT AUDITORS
               Ernst & Young, LLP
               200 Clarendon Street
               Boston, MA  02116





                                          (OUTSIDE BACK COVER)

SANNINST99

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.